Restricted cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Miscellaneous current assets [abstract]
Cash at banks	[1]	₨ 960	$ 13	₨ 1,040
Restricted cash and cash equivalents		₨ 960	$ 13	₨ 1,040

[1]	Cash at banks is restricted in use as it relates to unclaimed dividends of ₹ 960 million and ₹ 941 million ($ 13 million) as at March 31, 2019 and March 31, 2020 respectively. It also includes earmarked escrow amount of ₹ 80 million and ₹ 19 million ($ 0 million) as at March 31, 2019 and March 31, 2020 respectively, out of which ₹ 19 million and ₹ 19 million ($ 0 million) relates to unclaimed redeemable preference shares as at March 31, 2019 and March 31, 2020 respectively.